Acquisitions (Details 2)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Changsha Kindergarten [Member] CNY
Consideration Abstract
Cash consideration					25,102,000
Cash consideration - other payables in fiscal 2011					698,000	[1]
Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables			0		8,485,000
Other current assets			0		237,000
Property, plant and equipment, net			1,253,000		7,327,000
Other payables					(3,195,000)
Other current liabilities			0		(4,361,000)
Deferred tax liabilities					(280,000)
Cash consideration paid					8,213,000
Goodwill					17,587,000
Total identifiable net assets					25,800,000
Consideration Outflow Abstract
Amount paid for acquisition	$ 0	0	0	4,485,215	25,102,000

[1]	The consideration payable approximately of RMB 698,000 was settled in year ended June 30, 2012.